RELATED PARTY TRANSACTIONS AND BALANCES (Details 1) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Total amounts due to related parties	$ (167)	$ 28
Silver Wolf Exploration Ltd. [Member]
Statement [Line Items]
Due To Related Parties	(269)	(72)
Oniva International Services Corp. [Member]
Statement [Line Items]
Due To Related Parties	$ 102	$ 100